Fair value measurements - Schedule of quantitative and qualitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments (Detail)
¥ in Millions
		12 Months Ended
		Mar. 31, 2016 JPY (¥)		Mar. 31, 2015 JPY (¥)
Assets:
Other assets		¥ 974,511		¥ 822,566
Liabilities:
Short-term borrowings		330,816		189,018
Long-term borrowings		2,703,816		2,578,489
Recurring
Assets:
Trading assets and private equity investments	[1]	15,038,000		15,723,000
Loans and receivables	[2]	303,000		319,000
Liabilities:
Trading liabilities		6,449,000		8,735,000
Short-term borrowings	[3]	331,000		189,000
Long-term borrowings	[3],[4],[5]	2,701,000		2,601,000
Recurring | Equities [Member]
Assets:
Trading assets and private equity investments	[1],[6]	1,859,000		2,456,000
Liabilities:
Trading liabilities		1,137,000		1,092,000
Recurring | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[1],[6]	31,000		49,000
Recurring | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[1]	5,060,000		5,359,000
Liabilities:
Trading liabilities		2,950,000		4,059,000
Recurring | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[1]	1,168,000		1,953,000
Recurring | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		522,000		379,000
Recurring | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	61,000		115,000
Liabilities:
Trading liabilities		0
Recurring | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	3,074,000		2,497,000
Liabilities:
Trading liabilities		3,000		1,000
Recurring | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[1]	38,000		13,000
Recurring | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[1],[7]	90,000		199,000
Liabilities:
Trading liabilities	[7]	2,000		3,000
Recurring | Other [Member]
Assets:
Other assets	[6]	609,000		527,000
Recurring | Level 3 [Member]
Assets:
Trading assets and private equity investments	[1]	262,000		293,000
Loans and receivables	[2]	26,000		15,000
Liabilities:
Trading liabilities		3,000		3,000
Short-term borrowings	[3]	21,000		1,000
Long-term borrowings	[3],[4],[5]	331,000		525,000
Recurring | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[1],[6]	44,000		39,000
Liabilities:
Trading liabilities		¥ 0		¥ 3,000
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member]
Significant unobservable valuation input
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10]	Not applicable		Not applicable
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Liquidity discounts	[11]	30.00%		4.60%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Liquidity discounts	[11]	45.00%		40.00%
Recurring | Level 3 [Member] | Equities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Liquidity discounts	[12]	41.70%		21.60%
Recurring | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[1],[6]	¥ 31,000		¥ 49,000
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[11]	7.8		10
EV EBITDA ratios, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Price/Embedded values	[11]			0.4
Price Embedded values, Impact of increases in significant unobservable valuation inputs	[8],[9]			Higher fair value
Price/Book ratios	[11]	1.1
Price Book ratios, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10]	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.		Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable valuation input
Liquidity discounts	[11]	0.00%		30.00%
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable valuation input
Liquidity discounts	[11]	30.00%		33.00%
Recurring | Level 3 [Member] | Private equity investments [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[12]	7.8		10
Price/Embedded values	[12]			0.4
Price/Book ratios	[12]	1.1
Liquidity discounts	[12]	22.90%		32.30%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 4,000		¥ 3,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10]	Not applicable		Not applicable
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[11]	0.00%		0.30%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[11]	5.90%		6.10%
Recurring | Level 3 [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[12]	1.30%		1.10%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 107,000		¥ 167,000
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Recovery rates, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[11]	0.00%		0.00%
Recovery rates	[11]	0.00%		0.00%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[11]	40.70%		33.40%
Recovery rates	[11]	97.00%		42.60%
Recurring | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[12]	5.30%		10.40%
Recovery rates		68.60%		24.90%
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		¥ 3,000		¥ 0
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value
Interrelationships between valuation inputs	[10]	Not applicable
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[11]	0.90%
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[11]	10.30%
Recurring | Level 3 [Member] | Bank and corporate debt securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[12]	2.90%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 17,000		¥ 2,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Loss severities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		Not applicable
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[11]	0.00%		18.10%
Loss severities	[11]	0.00%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[11]	183.10%		50.60%
Loss severities	[11]	20.00%
Recurring | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[12]	7.70%		15.30%
Loss severities	[12]	10.00%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 9,000		¥ 1,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Prepayment rates, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Loss severities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[11]	0.00%		0.10%
Prepayment rates	[11]	2.70%		2.70%
Loss severities	[11]	4.50%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[11]	17.40%		10.60%
Prepayment rates	[11]	12.00%		12.80%
Loss severities	[11]	60.60%
Recurring | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[12]	4.10%		2.20%
Prepayment rates	[12]	9.00%		7.50%
Loss severities	[12]	30.10%
Recurring | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[1]	¥ 38,000		¥ 13,000
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Loss severities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[11]	4.00%		17.00%
Loss severities	[11]	0.00%		0.00%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[11]	165.10%		26.00%
Loss severities	[11]	100.00%		46.80%
Recurring | Level 3 [Member] | Real estate-backed securities [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[12]	25.30%		24.30%
Loss severities	[12]	21.40%		18.60%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[1],[7]	¥ 10,000		¥ 15,000
Liabilities:
Trading liabilities
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member]
Significant unobservable valuation input
Yields, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Prepayment rates, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Default probabilities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Loss severities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10]	Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates		Change in default probabilities typically accompanied by directionally similar change in loss severities and opposite change in prepayment rates
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Yields	[11]	10.80%		4.70%
Prepayment rates	[11]	4.00%		0.00%
Default probabilities	[11]	2.00%		1.00%
Loss severities	[11]	30.00%		30.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Yields	[11]	25.00%		23.40%
Prepayment rates	[11]	20.00%		20.00%
Default probabilities	[11]	5.50%		10.00%
Loss severities	[11]	88.00%		100.00%
Recurring | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Yields	[12]	21.10%		12.60%
Prepayment rates	[12]	19.60%		19.00%
Default probabilities	[12]	2.60%		2.20%
Loss severities	[12]	31.80%		32.70%
Recurring | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivatives, net		¥ 6,000		¥ (6,000)
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member]
Significant unobservable valuation input
Dividend yield, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Dividend yield	[11]	0.00%		0.00%
Volatilities	[11]	0.00%		9.20%
Correlations	[11]	(0.74)		(0.75)
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Dividend yield	[11]	13.70%		8.40%
Volatilities	[11]	125.20%		100.20%
Correlations	[11]	0.99		0.98
Recurring | Level 3 [Member] | Equity contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Dividend yield
Volatilities
Correlations
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivatives, net		¥ 17,000		¥ (22,000)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Interest rates, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Interest rates	[11]	0.10%		0.80%
Volatilities	[11]	13.00%		13.70%
Correlations	[11]	(0.65)		(0.3)
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Interest rates	[11]	3.30%		3.30%
Volatilities	[11]	422.20%		300.00%
Correlations	[11]	1		0.99
Recurring | Level 3 [Member] | Interest rate contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Interest rates
Volatilities
Correlations
Recurring | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivatives, net		¥ 0		¥ 4,000
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Recovery rates, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Volatilities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[11]	0.00%		0.00%
Recovery rates	[11]	0.00%		0.00%
Volatilities	[11]	30.00%		1.00%
Correlations	[11]	0.26		0.37
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[11]	45.90%		19.90%
Recovery rates	[11]	90.00%		90.00%
Volatilities	[11]	58.10%		70.00%
Correlations	[11]	0.87		0.95
Recurring | Level 3 [Member] | Credit contracts [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads
Recovery rates
Volatilities
Correlations
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivatives, net		¥ (9,000)		¥ (5,000)
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member]
Significant unobservable valuation input
Volatilities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Interrelationships between valuation inputs	[10]	Not applicable		Not applicable
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Volatilities	[11]	1.00%		0.60%
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Volatilities	[11]	31.60%		16.10%
Recurring | Level 3 [Member] | Foreign exchange contracts [Member] | Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Volatilities
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[8],[9]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10]	Not applicable		Not applicable
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[11]	0.00%		0.00%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[11]	16.80%		12.20%
Recurring | Level 3 [Member] | Loans and receivables [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[12]	4.90%		0.70%
Recurring | Level 3 [Member] | Other [Member]
Assets:
Other assets	[6]	¥ 61,000		¥ 57,000
Recurring | Level 3 [Member] | Other [Member] | DCF [Member]
Significant unobservable valuation input
Credit spreads, Impact of increases in significant unobservable valuation inputs	[8],[9],[13]	Lower fair value		Lower fair value
WACC	[11],[13]	5.50%		5.70%
WACC, Impact of increases in significant unobservable valuation inputs	[8],[9],[13]	Lower fair value		Lower fair value
Growth rates	[11]	1.00%	[13]	1.00%
Growth rates, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value	[13]	Higher fair value
Liquidity discounts	[11],[13]	30.00%		30.00%
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[8],[9],[13]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10],[13]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Significant unobservable valuation input
Credit spreads	[11],[13]	0.60%		0.60%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Significant unobservable valuation input
Credit spreads	[11],[13]	0.70%		2.40%
Recurring | Level 3 [Member] | Other [Member] | DCF [Member] | Weighted average [Member]
Significant unobservable valuation input
Credit spreads	[12],[13]	0.70%		1.30%
WACC	[12],[13]	5.50%		5.70%
Growth rates	[12],[13]	1.00%		1.00%
Liquidity discounts	[12],[13]	30.00%		30.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member]
Significant unobservable valuation input
EV EBITDA ratios, Impact of increases in significant unobservable valuation inputs	[8],[9],[13]	Higher fair value		Higher fair value
PE ratios, Impact of increases in significant unobservable valuation inputs	[8],[9],[13]	Higher fair value		Higher fair value
Price Book ratios, Impact of increases in significant unobservable valuation inputs	[8],[9],[13]	Higher fair value		Higher fair value
Liquidity discounts, Impact of increases in significant unobservable valuation inputs	[8],[9],[13]	Lower fair value		Lower fair value
Interrelationships between valuation inputs	[10],[13]	Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.		Generally changes in multiples results in a corresponding similar directional change in a fair value measurement, assuming earnings levels remain constant.
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[11],[13]	4		2.9
PE ratios	[11],[13]	3.7		11.5
Price/Book ratios	[11],[13]	0		0
Liquidity discounts	[11],[13]	20.00%		20.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[11],[13]	13.5		13.5
PE ratios	[11],[13]	31.5		83.9
Price/Book ratios	[11],[13]	5.6		5
Liquidity discounts	[11],[13]	30.00%		30.00%
Recurring | Level 3 [Member] | Other [Member] | Market multiples [Member] | Weighted average [Member]
Significant unobservable valuation input
EV/EBITDA ratios	[12],[13]	8		7.6
PE ratios	[12],[13]	19.6		29.3
Price/Book ratios	[12],[13]	1.1		1.1
Liquidity discounts	[12],[13]	27.70%		29.20%
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Volatilities	[11]	34.60%
Volatilities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[8],[9]			Higher fair value
Interrelationships between valuation inputs	[10]	Not applicable		No predictable interrelationship
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Volatilities	[11]			15.40%
Correlations	[11]			(0.75)
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Volatilities	[11]			47.50%
Correlations	[11]			0.91
Recurring | Level 3 [Member] | Short-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Volatilities
Correlations
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member]
Significant unobservable valuation input
Volatilities, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Correlations, Impact of increases in significant unobservable valuation inputs	[8],[9]	Higher fair value		Higher fair value
Interrelationships between valuation inputs	[10]	No predictable interrelationship		No predictable interrelationship
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Minimum [Member]
Significant unobservable valuation input
Volatilities	[11]	13.80%		13.70%
Correlations	[11]	(0.57)		(0.75)
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Maximum [Member]
Significant unobservable valuation input
Volatilities	[11]	91.40%		47.50%
Correlations	[11]	0.99		0.99
Recurring | Level 3 [Member] | Long-term borrowings [Member] | DCF / Option models [Member] | Weighted average [Member]
Significant unobservable valuation input
Volatilities
Correlations

[1]	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
[2]	Includes loans for which the fair value option has been elected.
[3]	Includes structured notes for which the fair value option has been elected.
[4]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[5]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[6]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[7]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[8]	The above table only considers the impact of an increase in each significant unobservable valuation input on the fair value measurement of the financial instrument. However, a decrease in the significant unobservable valuation input would have the opposite effect on the fair value measurement of the financial instrument. For example, if an increase in a significant unobservable valuation input would result in a lower fair value measurement, a decrease in the significant unobservable valuation input would result in a higher fair value measurement.
[9]	The impact of an increase in the significant unobservable input on the fair value measurement for a derivative assumes Nomura is long risk to the input eg long volatility. Where Nomura is short such risk, the impact of an increase would have a converse effect on the fair value measurement of the derivative.
[10]	Consideration of the interrelationships between significant unobservable inputs is only relevant where more than one unobservable valuation input is used to determine the fair value measurement of the financial instrument.
[11]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[12]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[13]	Valuation technique(s) and unobservable valuation inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.